EQUITY ACCOUNTED INVESTMENTS - Change in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 73	$ 91
Additions	1	0
Dispositions	0	(2)
Share of net income	5	3	$ 22
Distributions received	(4)	(4)
Foreign currency translation	(5)	(15)
Balance at end of period	$ 70	$ 73	$ 91